LARGE CAP VALUE FUND
   MID-CAP VALUE FUND
      SMALL CAP VALUE FUND


[HOTCHKIS AND WILEY FUNDS LOGO]


DECEMBER 31, 2002

SEMI-ANNUAL REPORT

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

SHAREHOLDER LETTER................................   2

FUND PERFORMANCE DATA.............................   4

SCHEDULE OF INVESTMENTS:

  LARGE CAP VALUE FUND............................   8

  MID-CAP VALUE FUND..............................  10

  SMALL CAP VALUE FUND............................  12

STATEMENTS OF ASSETS AND LIABILITIES..............  14

STATEMENTS OF OPERATIONS..........................  15

STATEMENTS OF CHANGES IN NET ASSETS...............  16

FINANCIAL HIGHLIGHTS..............................  18

NOTES TO THE FINANCIAL STATEMENTS.................  21

DEAR SHAREHOLDER:
We are pleased to present you with this semi-annual report for the Hotchkis and Wiley Funds. The following investment review and semi-annual report represents the activities for the Funds for the six months ended December 31, 2002.

OVERVIEW
Investors were stunned in the third quarter as U.S. stock prices continued to fall with no apparent bottom in sight. The S&P 500 Index posted a -17.28% return, the worst quarterly performance for this Index since the stock market debacle in the fourth quarter of 1987. Meanwhile, the Nasdaq Composite Index fared even worse with a -19.90% return for the third quarter. However, early in the fourth quarter, investors abruptly took on a more bullish stance. Equities moved higher in the fourth quarter as the market became more convinced that the U.S. was poised for an economic recovery. A cut in the Federal Funds Rate, talk of the elimination of double taxation of dividends and the expectation for improving corporate profitability in 2003 produced a rally in October and November that pulled stock prices off multiyear lows.

Interestingly, valuation differentials across sectors and market capitalizations have tightened considerably over the last couple of years. This has led to a "stock pickers" market where a solid research effort is more imperative than ever to identify pockets of opportunity. We continue to find many of those opportunities in the oversold consumer discretionary and financial areas of the market. Our determination of "normal earnings" supports higher-than-current valuations for many companies in these sectors.

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
The Fund's Class I, Class A, Class B and Class C shares had total returns of -8.32%, -8.33%, -8.66% and -8.66%, respectively, outperforming both the broad S&P 500 Index return of -10.30% and the style specific Russell 1000 Value Index return of -11.29%, for the six months ended December 31, 2002. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on page 5 of this report to shareholders.)

Dominating the Fund's outperformance was superior stock selection in the utilities, telecommunication services and industrials sectors, adding approximately 100 basis points each to the Fund's relative performance during this six-month period versus the S&P 500 Index. When considering the total attribution effects (sector allocation and security selection combined), the telecommunication services sector added most to the Fund's upside, primarily benefiting from diversified telecommunications holdings such as Sprint Corp. After suffering steep declines in the first six months of the year, Sprint Corp. recovered in the second half of 2002 as investors began focusing on the stock's strong market position and strong balance sheet. Further outperformance can be found within the industrials sector with Tyco leading the pack as Wall Street worries were calmed with optimism as the company's new CEO and CFO took control. Tyco also benefited from the anticipation of good news regarding its internal accounting investigation. Weakness in the Fund is attributable to sector allocation in the health care and materials sectors. Within health care, Aetna Inc. was the primary detractor. The materials sector declined as manufacturing cyclicals sold off by year-end. Holdings in metals and mining (Alcoa Inc.) and paper and forest products (International Paper Co. and Weyerhauser ) were negative contributors to the Fund as demand for commodities remained weak and as investors' optimism towards an economic recovery began to fade in December.

HOTCHKIS AND WILEY MID-CAP VALUE FUND
The Fund's Class I, Class A, Class B and Class C shares had total returns of -10.98%, -11.11%, -11.47% and -11.46%, respectively, compared to the Russell Midcap Index return of -11.11% and the Russell Midcap Value Index return of -12.15%, for the six months ended December 31, 2002. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on page 6 of this report to shareholders.)

On the positive side, the Fund generated good relative performance from investments in the information technology and consumer discretionary sectors, as well as the oil and gas industry, versus the Russell Midcap Index. Specifically, during the third quarter the Fund took advantage of low valuations in the information technology sector and increased the weighting. This helped the Fund's performance during the fourth quarter as investments such as Computer Associates, Tellabs and Storage Technology had dramatic rebounds. Additionally, Teekay Shipping benefited from an increase in demand for oil tanker capacity as well as an increase in the premium for high quality tankers in the wake of the PRESTIGE disaster off the coast of Spain. An area of weakness in the Fund resulted from positions in the hotels, restaurants and leisure industry, specifically Yum! Brands and Jack in the Box. Both companies warned of weak results due to increased industry competition from rivals such as McDonalds. During the fourth quarter, the Fund increased its position in Sears, Roebuck and Co., whose share price had fallen dramatically because of fears over its credit card operations. We believe that at the current price, using a conservative estimate for credit card profitability, Sears is attractively valued at a low multiple of normal earnings. We view the current equity market environment as an attractive opportunity to apply our research to undervalued securities and acquire new holdings for the Fund.

HOTCHKIS AND WILEY SMALL CAP VALUE FUND
The Fund's Class I, Class A, Class B and Class C shares had total returns of -10.42%, -10.42%, -10.86% and -10.83%, respectively, convincingly outperforming both the Russell 2000 Index return of -16.56% and the Russell 2000 Value Index return of -17.42% for the six months ended December 31, 2002. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on page 7 of this report to shareholders.)

Small cap stocks underperformed large cap stocks as the S&P 500 Index return of -10.30% outperformed the Russell 2000 Index by 626 basis points. The Fund benefited primarily from security selection in the consumer discretionary, information technology and energy sectors versus the Russell 2000 Index. Specifically, information technology names such as Tellabs, Lawson Software and Compuware collectively added to the Fund's relative performance. Tellabs was the highest contributor, as we took the opportunity to trim our position while the stock rebounded on positive news from Lucent and Nortel. Weakness in the Fund was concentrated in the utilities and financials sectors, with names within electric utilities (OGE Energy Corp. and Northeast Utilities), real estate (Ventas) and insurance (Allmerica Financial Corp). The biggest drag to the Fund's absolute performance was our overweight in Allmerica Financial Corp.

We appreciate your continued support of the Hotchkis and Wiley Funds, and we look forward to serving your investment needs in the future. If you have any questions regarding your investment in the Funds, please call us at 1-866-HW-FUNDS or call your financial consultant.

Sincerely,

     /s/ NANCY D. CELICK               /s/ GAIL BARDIN              /s/ SHELDON LIEBERMAN
Nancy D. Celick                 Gail Bardin                     Sheldon Lieberman
PRESIDENT                       PORTFOLIO MANAGER               PORTFOLIO MANAGER
                                Large Cap Value Fund            Large Cap Value Fund

        /s/ JIM MILES               /s/ STANLEY I. MAJCHER             /s/ DAVID GREEN
James Miles                     Stan Majcher                    David Green
PORTFOLIO MANAGER               PORTFOLIO MANAGER               PORTFOLIO MANAGER
Mid-Cap Value Fund              Mid-Cap Value Fund              Small Cap Value Fund
Small Cap Value Fund

JANUARY 15, 2003

THE ABOVE REFLECTS OPINIONS OF PORTFOLIO MANAGERS AS OF DECEMBER 31, 2002. THEY ARE SUBJECT TO CHANGE AND ANY FORECASTS MADE CANNOT BE GUARANTEED. THE FUNDS MIGHT NOT CONTINUE TO HOLD ANY SECURITIES MENTIONED AND HAVE NO OBLIGATION TO DISCLOSE PURCHASES OR SALES IN THESE SECURITIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

FUND PERFORMANCE DATA
--------------------------------------------------------------------------------

ABOUT FUND PERFORMANCE
The Funds offer four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

Class I Shares have no initial sales charge and bear no ongoing distribution or service fees. Class I Shares are available only to eligible investors.

Class A Shares incur a maximum initial sales charge of 5.25% and a distribution and service fee of 0.25%. Small Cap Value Fund Class A Shares incur a 2% redemption fee if redeemed within 180 days of purchase.

Class B Shares are subject to a maximum contingent deferred sales charge of 5%, which is reduced in the first six years (5, 4, 3, 3, 2, 1) to 0% after the sixth year. In addition, Class B Shares are subject to a distribution and service fee of 1.00%. These shares automatically convert to Class A Shares after approximately seven years.

Class C Shares are subject to a distribution and service fee of 1.00%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the "Aggregate Total Return" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Funds' investment advisor pays annual operating expenses of the Funds' Class I, Class A, Class B and Class C Shares over certain levels. If the investment advisor did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of distribution and service fees applicable to each class, which are deducted from the income available to be paid to shareholders. Performance includes that of the predecessor funds.

Investment by the Small Cap Value Fund and Mid-Cap Value Fund in small and medium-size companies presents greater risk than investment in larger, more established companies.

MARKET INDEXES
The following are definitions for indexes used in the performance tables as of December 31, 2002. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. The Funds' value disciplines may prevent or restrict investment in major stocks in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500-Registered Trademark- Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.

Russell Midcap-Registered Trademark- Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

Russell 2000-Registered Trademark- Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

FUND PERFORMANCE DATA
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND

Average Annual Total Return*

CLASS I SHARES                               % RETURN      S&P 500 INDEX

-------------------------------------------------------------------------
Six Months Ended 12/31/02...............          -8.32%          -10.30%
One Year Ended 12/31/02.................          -7.51           -22.10
Five Years Ended 12/31/02...............           2.12            -0.58
Ten Years Ended 12/31/02................           9.88             9.34
Inception (06/24/87) through 12/31/02...           9.41             9.66

CLASS A SHARES                       % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**   S&P 500 INDEX

-----------------------------------------------------------------------------------------------------------------
Six Months Ended 12/31/02..........                   -8.33%                        -13.14%               -10.30%
One Year Ended 12/31/02............                   -7.58                         -12.43                -22.10
Inception (10/26/01) through
  12/31/02.........................                   -2.01                          -6.38                -16.18

CLASS B SHARES                       % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**   S&P 500 INDEX

-----------------------------------------------------------------------------------------------------------------
Six Months Ended 12/31/02..........                   -8.66%                        -12.83%               -10.30%
Inception (02/04/02) through
  12/31/02.........................                   -6.73                         -10.99                -18.36

CLASS C SHARES                       % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**   S&P 500 INDEX

-----------------------------------------------------------------------------------------------------------------
Six Months Ended 12/31/02..........                   -8.66%                        -9.50%                -10.30%
Inception (02/04/02) through
  12/31/02.........................                   -6.79                         -7.64                 -18.36

*AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIOD INDICATED. RETURN FOR PERIOD LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
**ASSUMING PAYMENT OF APPLICABLE MAXIMUM SALES CHARGE(S).

FUND PERFORMANCE DATA
--------------------------------------------------------------------------------

MID-CAP VALUE FUND

Average Annual Total Return*

CLASS I SHARES                               % RETURN      RUSSELL MIDCAP INDEX

-------------------------------------------------------------------------------
Six Months Ended 12/31/02...............          -10.98%            -11.11%
One Year Ended 12/31/02.................           -9.44             -16.18
Five Years Ended 12/31/02...............            9.62               2.19
Inception (01/02/97) through 12/31/02...           13.07               6.46

CLASS A SHARES                       % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**  RUSSELL MIDCAP INDEX

----------------------------------------------------------------------------------------------------------------------
Six Months Ended 12/31/02..........                  -11.11%                        -15.78%                 -11.11%
One Year Ended 12/31/02............                   -9.62                         -14.37                  -16.18
Inception (01/02/01) through
  12/31/02.........................                    2.97                           0.23                   -9.16

CLASS B SHARES                       % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**  RUSSELL MIDCAP INDEX

----------------------------------------------------------------------------------------------------------------------
Six Months Ended 12/31/02..........                  -11.47%                        -15.80%                 -11.11%
One Year Ended 12/31/02............                  -10.30                         -14.68                  -16.18
Inception (01/02/01) through
  12/31/02.........................                    2.18                           0.26                   -9.16

CLASS C SHARES                       % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**  RUSSELL MIDCAP INDEX

----------------------------------------------------------------------------------------------------------------------
Six Months Ended 12/31/02..........                  -11.46%                        -12.32%                 -11.11%
One Year Ended 12/31/02............                  -10.29                         -11.16                  -16.18
Inception (01/02/01) through
  12/31/02.........................                    2.23                           2.23                   -9.16

*AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIOD INDICATED. RETURN FOR PERIOD LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
**ASSUMING PAYMENT OF APPLICABLE MAXIMUM SALES CHARGE(S).

FUND PERFORMANCE DATA
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND

Average Annual Total Return*

CLASS I SHARES                               % RETURN      RUSSELL 2000 INDEX

-----------------------------------------------------------------------------
Six Months Ended 12/31/02...............          -10.42%           -16.56%
One Year Ended 12/31/02.................           -1.00            -20.48
Five Years Ended 12/31/02...............            4.49             -1.36
Ten Years Ended 12/31/02................           10.35              7.16
Inception (09/20/85) through 12/31/02...           11.56              9.19

CLASS A SHARES                       % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**  RUSSELL 2000 INDEX

--------------------------------------------------------------------------------------------------------------------
Six Months Ended 12/31/02..........                  -10.42%                        -15.13%                -16.56%
One Year Ended 12/31/02............                   -1.10                          -6.29                 -20.48
Inception (10/06/00) through
  12/31/01.........................                   19.61                          16.76                  -9.23

CLASS B SHARES                       % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**  RUSSELL 2000 INDEX

--------------------------------------------------------------------------------------------------------------------
Six Months Ended 12/31/02..........                  -10.86%                        -15.31%                -16.56%
Inception (02/04/02) through
  12/31/02.........................                   -1.96                          -6.86                 -17.43

CLASS C SHARES                       % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**  RUSSELL 2000 INDEX

--------------------------------------------------------------------------------------------------------------------
Six Months Ended 12/31/02..........                  -10.83%                        -11.72%                -16.56%
Inception (02/04/02) through
  12/31/02.........................                   -1.92                          -2.90                 -17.43

*AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIOD INDICATED. RETURN FOR PERIOD LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
**ASSUMING PAYMENT OF APPLICABLE MAXIMUM SALES CHARGE(S).

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2002
--------------------------------------------------------------------------------
                              LARGE CAP VALUE FUND

COMMON                                    SHARES
STOCKS -- 97.88%                           HELD       VALUE

--------------------------------------------------------------
AUTO COMPONENTS -- 1.21%

ArvinMeritor, Inc.                          3,900  $    65,013
 .............................................................

Dana Corporation                           28,700      337,512
 .............................................................

Delphi Automotive Systems                  30,249      243,504
--------------------------------------------------------------
                                                       646,029
--------------------------------------------------------------
AUTOMOBILES -- 1.20%

Ford Motor Company                         68,439      636,483
--------------------------------------------------------------
BANKS -- 3.53%

KeyCorp                                    27,600      693,864
 .............................................................

UnionBanCal Corporation                    10,600      416,262
 .............................................................

Washington Mutual, Inc.                    22,300      770,019
--------------------------------------------------------------
                                                     1,880,145
--------------------------------------------------------------
CHEMICALS -- 1.61%

The Dow Chemical Company                   28,822      856,013
--------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 5.63%

Cendant Corporation (a)                    87,700      919,096
 .............................................................

Waste Management, Inc.                     90,700    2,078,844
--------------------------------------------------------------
                                                     2,997,940
--------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.49%

Tellabs, Inc. (a)                          36,000      261,720
--------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.95%

Gateway, Inc. (a)                         330,800    1,038,712
--------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.98%

Pactiv Corporation (a)                     23,900      522,454
--------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 9.19%

CIT Group, Inc.                            81,000    1,587,600
 .............................................................

Principal Financial Group, Inc.            54,500    1,642,085
 .............................................................

Prudential Financial, Inc.                 52,300    1,660,002
--------------------------------------------------------------
                                                     4,889,687
--------------------------------------------------------------
DIVERSIFIED COMMUNICATION SERVICES -- 3.97%

ALLTEL Corporation                         15,200      775,200
 .............................................................

SBC Communications, Inc.                   17,917      485,730
 .............................................................
COMMON                                    SHARES
STOCKS -- 97.88%                           HELD       VALUE

--------------------------------------------------------------

Sprint Corporation                         23,300  $   337,384
 .............................................................

Verizon Communications, Inc.               13,276      514,445
--------------------------------------------------------------
                                                     2,112,759
--------------------------------------------------------------
ELECTRIC UTILITIES -- 4.69%

Cinergy Corporation                         6,000      202,320
 .............................................................

DTE Energy Company                         13,200      612,480
 .............................................................

Entergy Corporation                        18,900      861,651
 .............................................................

FirstEntergy Corporation                   10,000      329,700
 .............................................................

OGE Energy Corporation                     16,500      290,400
 .............................................................

TXU Corporation                            10,600      198,008
--------------------------------------------------------------
                                                     2,494,559
--------------------------------------------------------------
FOOD PRODUCTS -- 0.43%

Sara Lee Corporation                       10,200      229,602
--------------------------------------------------------------
GAS UTILITIES -- 0.34%

Peoples Energy Corporation                  4,700      181,655
--------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.65%

Bausch & Lomb Inc.                         39,100    1,407,600
--------------------------------------------------------------
HEALTH CARE PROVIDERS AND SERVICES -- 3.02%

Aetna Inc.                                 39,100    1,607,792
--------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 6.14%

Mandalay Resort Group (a)                  35,700    1,092,777
 .............................................................

Park Place Entertainment Corporation (a)   66,400      557,760
 .............................................................

Yum! Brands, Inc. (a)                      66,800    1,617,896
--------------------------------------------------------------
                                                     3,268,433
--------------------------------------------------------------
HOUSEHOLD DURABLES -- 2.86%

Fortune Brands, Inc.                       15,800      734,858
 .............................................................

Lennar Corporation                         15,300      789,480
--------------------------------------------------------------
                                                     1,524,338
--------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 3.61%

Tyco International Limited                112,500    1,921,500
--------------------------------------------------------------
INSURANCE -- 12.28%

Allmerica Financial Corporation            60,000      606,000
 .............................................................

The Allstate Corporation                   44,200    1,634,958
 .............................................................

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2002
--------------------------------------------------------------------------------
                              LARGE CAP VALUE FUND

COMMON                                    SHARES
STOCKS -- 97.88%                           HELD       VALUE

--------------------------------------------------------------

Lincoln National Corporation                4,500  $   142,110
 .............................................................

MetLife, Inc.                              89,750    2,426,840
 .............................................................

The St. Paul Companies, Inc.               50,600    1,722,930
--------------------------------------------------------------
                                                     6,532,838
--------------------------------------------------------------
IT CONSULTING & SERVICES -- 1.81%

Electronic Data Systems Corporation        52,300      963,889
--------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 2.93%

Eastman Kodak Company                      44,500    1,559,280
--------------------------------------------------------------
MARINE -- 1.29%

Teekay Shipping Corporation                16,800      683,760
--------------------------------------------------------------
MEDIA -- 0.49%

AT&T Corporation                            9,900      258,489
--------------------------------------------------------------
METALS & MINING -- 1.71%

Alcan Inc.                                  4,900      144,648
 .............................................................

Alcoa Inc.                                 33,648      766,502
--------------------------------------------------------------
                                                       911,150
--------------------------------------------------------------
MULTILINE RETAIL -- 8.91%

The May Department Stores Company          29,700      682,506
 .............................................................

J.C. Penney Company, Inc.                  69,400    1,596,894
 .............................................................

Sears, Roebuck and Company                102,800    2,462,060
--------------------------------------------------------------
                                                     4,741,460
--------------------------------------------------------------
MULTI-UTILITIES & UNREGISTERED POWER -- 1.04%

SCANA Corporation                          17,796      550,964
--------------------------------------------------------------
OIL & GAS -- 2.39%

Occidental Petroleum Corporation           22,700      645,815
 .............................................................

Sunoco, Inc.                               18,910      627,434
--------------------------------------------------------------
                                                     1,273,249
--------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 2.71%

International Paper Company                19,400      678,418
 .............................................................

Weyerhaeuser Company                       15,500      762,755
--------------------------------------------------------------
                                                     1,441,173
--------------------------------------------------------------
SOFTWARE -- 4.16%

Computer Associates International, Inc.   164,000    2,214,000
--------------------------------------------------------------
COMMON                                    SHARES
STOCKS -- 97.88%                           HELD       VALUE

--------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.46%

Russell Corporation                        14,700  $   246,078
--------------------------------------------------------------
TOBACCO -- 4.19%

Philip Morris Companies, Inc.              55,000    2,229,150
--------------------------------------------------------------
Total investments -- 97.88%
  (cost $49,907,790)                                52,082,901
 .............................................................

Time deposit* -- 4.26%                               2,268,672
 .............................................................

Liabilities in excess of other assets -- (2.14%)    (1,141,238)
...............................................................
--------------------------------------------------------------

Net Assets -- 100.00%                              $53,210,335
--------------------------------------------------------------

(a) -- NON-INCOME PRODUCING SECURITY.

* -- TIME DEPOSIT BEARS INTEREST AT 0.60% AND MATURES ON 01/02/2003.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2002
--------------------------------------------------------------------------------
                               MID-CAP VALUE FUND

COMMON                                      SHARES
STOCKS -- 97.85%                             HELD        VALUE

------------------------------------------------------------------
AUTO COMPONENTS -- 1.09%

Dana Corporation                             123,100  $  1,447,656
------------------------------------------------------------------
BANKS -- 1.63%

KeyCorp                                       64,350     1,617,759
 .................................................................

UnionBanCal Corporation                       14,000       549,780
------------------------------------------------------------------
                                                         2,167,539
------------------------------------------------------------------
BIOTECHNOLOGY -- 0.54%

Medarex, Inc. (a)                            182,100       719,295
------------------------------------------------------------------
CHEMICALS -- 8.15%

Celanese AG                                   97,060     2,112,026
 .................................................................

Cytec Industries, Inc. (a)                    38,500     1,050,280
 .................................................................

Eastman Chemical Company                      31,200     1,147,224
 .................................................................

FMC Corporation (a)                           99,800     2,726,536
 .................................................................

IMC Global Inc.                              131,900     1,407,373
 .................................................................

Millennium Chemicals, Inc.                   201,300     1,916,376
 .................................................................

NOVA Chemicals Corporation                    26,900       492,270
------------------------------------------------------------------
                                                        10,852,085
------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 4.74%

Allied Waste Industries, Inc. (a)            302,100     3,021,000
 .................................................................

Cendant Corporation (a)                      173,300     1,816,184
 .................................................................

Valassis Communication (a)                    49,900     1,468,557
------------------------------------------------------------------
                                                         6,305,741
------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.05%

ADC Telecommunications, Inc. (a)             454,300       949,487
 .................................................................

Tellabs, Inc. (a)                            427,200     3,105,744
------------------------------------------------------------------
                                                         4,055,231
------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.66%

Apple Computer, Inc. (a)                      24,200       346,786
 .................................................................
Gateway, Inc. (a)                          1,016,100     3,190,554
------------------------------------------------------------------
                                                         3,537,340
------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 4.66%

CIT Group, Inc.                              193,200     3,786,720
 .................................................................

Principal Financial Group                     80,200     2,416,426
------------------------------------------------------------------
                                                         6,203,146
------------------------------------------------------------------
COMMON                                      SHARES
STOCKS -- 97.85%                             HELD        VALUE

------------------------------------------------------------------
ELECTRIC UTILITIES -- 6.35%

Alliant Energy Corporation                   113,600  $  1,880,080
 .................................................................

Ameren Corporation                             5,500       228,635
 .................................................................

Cinergy Corporation                           15,100       509,172
 .................................................................

Constellation Energy Group, Inc.              37,100     1,032,122
 .................................................................

DTE Energy Company                            13,100       607,840
 .................................................................

FirstEnergy Corporation                       17,117       564,347
 .................................................................

Northeast Utilities                          118,000     1,790,060
 .................................................................

OGE Energy Corporation                        57,300     1,008,480
 .................................................................

PPL Corporation                                6,500       225,420
 .................................................................

Wisconsin Energy Corporation                  24,000       604,800
------------------------------------------------------------------
                                                         8,450,956
------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.15%

Solectron Corporation (a)                     57,900       205,545
------------------------------------------------------------------
GAS UTILITIES -- 0.48%

Sempra Energy                                 26,800       633,820
------------------------------------------------------------------
HEALTH CARE PROVIDER & SERVICES -- 1.98%

Aetna, Inc.                                   64,000     2,631,680
------------------------------------------------------------------
HEALTH CARE SUPPLIES -- 3.86%

Bausch & Lomb, Inc.                          106,600     3,837,600
 .................................................................

Thoratec Corporation (a)                     170,231     1,298,863
------------------------------------------------------------------
                                                         5,136,463
------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 4.85%

Jack in the Box, Inc. (a)                     46,500       803,985
 .................................................................

Mandalay Resort Group (a)                     59,300     1,815,173
 .................................................................

Park Place Entertainment Corporation (a)     158,500     1,331,400
 .................................................................

Yum! Brands, Inc. (a)                        103,300     2,501,926
------------------------------------------------------------------
                                                         6,452,484
------------------------------------------------------------------
HOUSEHOLD DURABLES -- 4.23%

Centex Corporation                            78,700     3,950,740
 .................................................................

Furniture Brands
  International, Inc. (a)                     29,800       710,730
 .................................................................

M.D.C. Holdings, Inc.                         25,200       964,152
------------------------------------------------------------------
                                                         5,625,622
------------------------------------------------------------------

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2002
--------------------------------------------------------------------------------
                               MID-CAP VALUE FUND

COMMON                                      SHARES
STOCKS -- 97.85%                             HELD        VALUE

------------------------------------------------------------------
INSURANCE -- 8.44%

Allmerica Financial Corporation              371,200  $  3,749,120
 .................................................................

CNA Financial Corporation (a)                 92,324     2,363,494
 .................................................................

Lincoln National Corporation                  25,000       789,500
 .................................................................

MetLife, Inc.                                 43,300     1,170,832
 .................................................................

The St. Paul Companies, Inc.                  92,800     3,159,840
------------------------------------------------------------------
                                                        11,232,786
------------------------------------------------------------------
IT CONSULTING & SERVICES -- 1.83%

Electronic Data Systems Corporation          132,500     2,441,975
------------------------------------------------------------------
LEISURE EQUIPMENTS -- 4.89%

Brunswick Corporation                        159,500     3,167,670
 .................................................................

Eastman Kodak Company                         95,300     3,339,312
------------------------------------------------------------------
                                                         6,506,982
------------------------------------------------------------------
MACHINERY -- 1.67%

Joy Global, Inc. (a)                         197,600     2,224,976
------------------------------------------------------------------
MARINE -- 3.15%

Teekay Shipping Corporation                  103,000     4,192,100
------------------------------------------------------------------
METALS & MINING -- 2.94%

Alcan, Inc.                                  132,600     3,914,352
------------------------------------------------------------------
MULTILINE RETAIL -- 6.27%

J.C. Penney Company, Inc.                    188,500     4,337,385
 .................................................................

Sears, Roebuck & Company                     167,200     4,004,440
------------------------------------------------------------------
                                                         8,341,825
------------------------------------------------------------------
MULTI-UTILITIES & UNREGISTERED POWER -- 0.47%

Energy East Corporation                       28,400       627,356
------------------------------------------------------------------
OIL & GAS -- 2.21%

Sunoco, Inc.                                  88,844     2,947,844
------------------------------------------------------------------
REAL ESTATE -- 6.51%

AMB Property Corporation                      97,800     2,675,808
 .................................................................

LNR Property Corporation                      60,500     2,141,700
 .................................................................

Post Properties, Inc.                         29,851       713,439
 .................................................................

Trizec Properties, Inc.                       70,588       662,821
 .................................................................

Ventas, Inc.                                 216,100     2,474,345
------------------------------------------------------------------
                                                         8,668,113
------------------------------------------------------------------
COMMON                                      SHARES
STOCKS -- 97.85%                             HELD        VALUE

------------------------------------------------------------------
SOFTWARE -- 6.33%

Activision, Inc. (a)                         105,300  $  1,536,327
 .................................................................

Computer Associates International, Inc.      437,400     5,904,900
 .................................................................

Compuware Corporation (a)                    203,800       978,240
------------------------------------------------------------------
                                                         8,419,467
------------------------------------------------------------------
SPECIALTY RETAIL -- 1.86%

Foot Locker, Inc.                            236,200     2,480,100
------------------------------------------------------------------
TEXTILES, APPARELS & LUXURY GOODS -- 0.73%

Reebok International Limited (a)              33,100       973,140
------------------------------------------------------------------
TOBACCO -- 2.14%

Loews Corporation -- Carolina Group          140,500     2,847,935
------------------------------------------------------------------
Total investments -- 97.85%
  (cost $139,930,407)                                  130,243,554
 .................................................................

Time deposit* -- 3.78%                                   5,024,995
 .................................................................

Liabilities in excess of other assets -- (1.63%)        (2,169,144)
...................................................................
------------------------------------------------------------------

Net assets -- 100.00%                                 $133,099,405
------------------------------------------------------------------

(a) -- NON-INCOME PRODUCING SECURITY.

* -- TIME DEPOSIT BEARS INTEREST AT 0.60% AND MATURES ON 01/02/2003.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2002
--------------------------------------------------------------------------------
                              SMALL CAP VALUE FUND

COMMON                                    SHARES
STOCKS -- 96.49%                           HELD       VALUE

---------------------------------------------------------------
AUTO COMPONENTS -- 0.93%

Dana Corporation                          115,900  $  1,362,984
---------------------------------------------------------------
BANKS -- 7.58%

Berkshire Hills Bancorp, Inc.              48,568     1,143,777
 ..............................................................

EverTrust Financial Group, Inc.            26,900       582,385
 ..............................................................

Klamath First Bancorp, Inc.               135,300     2,172,918
 ..............................................................

MutualFirst Financial, Inc.                35,400       699,504
 ..............................................................

Tierone Corporation (a)                   290,500     4,403,980
 ..............................................................

Timberland Bancorp, Inc.                   90,900     1,658,925
 ..............................................................

United Community Financial Corporation     56,400       487,860
---------------------------------------------------------------
                                                     11,149,349
---------------------------------------------------------------
BIOTECHNOLOGY -- 0.67%

Medarex, Inc. (a)                         250,900       991,055
---------------------------------------------------------------
CHEMICALS -- 4.38%

Agrium Inc.                               121,600     1,375,296
 ..............................................................

Celanese AG                                80,540     1,752,550
 ..............................................................

FMC Corporation (a)                        70,500     1,926,060
 ..............................................................

IMC Global, Inc.                          130,200     1,389,234
---------------------------------------------------------------
                                                      6,443,140
---------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 12.30%

Allied Waste Industries, Inc. (a)         315,000     3,150,000
 ..............................................................

Bowne & Co., Inc.                         286,200     3,420,090
 ..............................................................

John H. Harland Company                   133,300     2,949,929
 ..............................................................

Heidrick & Struggles
  International, Inc. (a)                 179,900     2,639,133
 ..............................................................
Mac-Gray Corporation (a)                   40,300       132,587
 ..............................................................

National Service Industries, Inc.          59,550       427,569
 ..............................................................

Valassis Communications, Inc. (a)         182,500     5,370,975
---------------------------------------------------------------
                                                     18,090,283
---------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.85%

Tellabs, Inc. (a)                         374,800     2,724,796
---------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.56%

Gateway, Inc. (a)                         731,900     2,298,166
---------------------------------------------------------------
COMMON                                    SHARES
STOCKS -- 96.49%                           HELD       VALUE

---------------------------------------------------------------
ELECTRIC UTILITIES -- 4.11%

CH Energy Group, Inc.                      21,500  $  1,002,545
 ..............................................................

Northeast Utilities                       252,800     3,834,976
 ..............................................................

OGE Energy Corporation                     68,900     1,212,640
---------------------------------------------------------------
                                                      6,050,161
---------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.53%

Thoratec Corporation (a)                  295,552     2,255,062
---------------------------------------------------------------
HEALTH CARE PROVIDER & SERVICES -- 2.83%

Bausch & Lomb, Inc.                        99,100     3,567,600
 ..............................................................

US Oncology, Inc. (a)                      68,255       591,771
---------------------------------------------------------------
                                                      4,159,371
---------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 8.92%

Isle of Capri Casinos, Inc. (a)           120,600     1,596,744
 ..............................................................

Jack in the Box, Inc. (a)                  38,900       672,581
 ..............................................................

Lone Star Steakhouse & Saloon, Inc.       268,500     5,192,790
 ..............................................................

Magna Entertainment Corporation (a)       112,300       696,260
 ..............................................................

Mandalay Resort Group (a)                 161,900     4,955,759
---------------------------------------------------------------
                                                     13,114,134
---------------------------------------------------------------
HOUSEHOLD DURABLES -- 14.50%

Beazer Homes USA, Inc. (a)                 76,800     4,654,080
 ..............................................................

Centex Corporation                         59,300     2,976,860
 ..............................................................

Furniture Brands
  International, Inc. (a)                  88,700     2,115,495
 ..............................................................

M.D.C. Holdings, Inc.                     118,400     4,529,984
 ..............................................................

Toll Brothers, Inc. (a)                   163,300     3,298,660
 ..............................................................

The Topps Company, Inc. (a)               431,800     3,756,660
---------------------------------------------------------------
                                                     21,331,739
---------------------------------------------------------------
INSURANCE -- 2.46%

Allmerica Financial Corporation           333,000     3,363,300
 ..............................................................

The MONY Group, Inc.                       10,400       248,976
---------------------------------------------------------------
                                                      3,612,276
---------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.14%

BSQUARE Corporation (a)                   168,300       212,226
---------------------------------------------------------------
IT CONSULTING & SERVICES -- 1.44%

Lawson Software, Inc. (a)                 367,800     2,114,850
---------------------------------------------------------------

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2002
--------------------------------------------------------------------------------
                              SMALL CAP VALUE FUND

COMMON                                    SHARES
STOCKS -- 96.49%                           HELD       VALUE

---------------------------------------------------------------
MACHINERY -- 2.11%

Denison International Plc (a)              15,000  $    240,000
 ..............................................................

Joy Global, Inc. (a)                      254,900     2,870,174
---------------------------------------------------------------
                                                      3,110,174
---------------------------------------------------------------
MARINE -- 3.28%

Teekay Shipping Corporation               118,500     4,822,950
---------------------------------------------------------------
MEDIA -- 0.72%

R.H. Donnelley Corporation (a)             35,900     1,052,229
---------------------------------------------------------------
METALS & MINING -- 0.50%

Steel Dynamics, Inc. (a)                   61,300       737,439
---------------------------------------------------------------
REAL ESTATE -- 14.61%

AMB Property Corporation                  154,700     4,232,592
 ..............................................................

American Financial Realty Trust (r)       488,000     5,978,000
 ..............................................................

Arden Realty Group, Inc.                   64,700     1,433,105
 ..............................................................

LNR Property Corporation                  149,300     5,285,220
 ..............................................................

La Quinta Corporation (a)                 252,900     1,112,760
 ..............................................................

Ventas, Inc.                              247,100     2,829,295
 ..............................................................

Winston Hotels, Inc.                       77,900       607,620
---------------------------------------------------------------
                                                     21,478,592
---------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.13%

Credence Systems Corporation (a)           85,500       797,715
 ..............................................................

Dupont Photomasks, Inc. (a)                37,100       862,575
---------------------------------------------------------------
                                                      1,660,290
---------------------------------------------------------------
SOFTWARE -- 3.06%

Activision, Inc. (a)                      203,700     2,971,983
 ..............................................................

Compuware Corporation (a)                 317,700     1,524,960
---------------------------------------------------------------
                                                      4,496,943
---------------------------------------------------------------
SPECIALTY RETAIL -- 4.46%

Foot Locker, Inc.                         233,600     2,452,800
 ..............................................................

Genesco, Inc. (a)                         148,500     2,766,555
 ..............................................................

Stage Stores, Inc. (a)                     63,500     1,336,040
---------------------------------------------------------------
                                                      6,555,395
---------------------------------------------------------------
TEXTILES, APPARELS & LUXURY GOODS -- 1.35%

Reebok International Limited (a)           67,500     1,984,500
---------------------------------------------------------------
COMMON                                    SHARES
STOCKS -- 96.49%                           HELD       VALUE

---------------------------------------------------------------
Total investments -- 96.42%
  (cost $146,112,601)                              $141,808,104
 ..............................................................

Time deposit* -- 6.43%                                9,451,356
 ..............................................................

Liabilities in excess of other assets -- (2.85%)     (4,192,083)
................................................................
---------------------------------------------------------------

Net assets -- 100.00%                              $147,067,377
---------------------------------------------------------------

(a) -- NON-INCOME PRODUCING SECURITY.

(r) -- RESTRICTED SECURITY. PURCHASED IN A PRIVATE PLACEMENT TRANSACTION; RESALE TO THE PUBLIC MAY REQUIRE REGISTRATION OR BE LIMITED TO QUALIFIED INSTITUTIONAL BUYERS.

* -- TIME DEPOSIT BEARS INTEREST AT 0.60% AND MATURES ON 01/02/2003.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

Statements of Assets and Liabilities
--------------------------------------------------------------------------------
DECEMBER 31, 2002

                                     LARGE CAP VALUE  MID-CAP VALUE  SMALL CAP VALUE
                                          FUND            FUND            FUND

------------------------------------------------------------------------------------
Assets:
  Investments, at value*...........    $52,082,901    $130,243,554    $141,808,104
  Cash.............................             --              --          69,720
  Time Deposit.....................      2,268,672       5,024,995       9,451,356
  Dividends and interest
    receivable.....................        138,530         232,172         302,642
  Receivable for investments
    sold...........................             --         115,452              --
  Receivable for Fund shares
    sold...........................        167,955         285,076       1,577,370
                                       -----------    ------------    ------------
      Total assets.................    $54,658,058    $135,901,249    $153,209,192
                                       -----------    ------------    ------------
Liabilities:
  Payable for investments
    purchased......................    $   931,869    $  2,274,327    $  5,655,726
  Payable for Fund shares
    repurchased....................        449,023         500,412         424,166
  Accrued expenses and other
    liabilities....................         66,831          27,105          61,923
                                       -----------    ------------    ------------
      Total liabilities............      1,447,723       2,801,844       6,141,815
                                       -----------    ------------    ------------
      Net Assets...................    $53,210,335    $133,099,405    $147,067,377
                                       ===========    ============    ============
Net Assets consist of:
  Paid in capital..................    $51,787,038    $143,908,942    $156,073,033
  Undistributed net investment
    income.........................         20,589         336,592         224,597
  Undistributed net realized losses
    on securities..................       (772,405)     (1,459,277)     (4,925,756)
  Net unrealized appreciation
    (depreciation) of securities...      2,175,113      (9,686,852)     (4,304,497)
                                       -----------    ------------    ------------
      Net assets...................    $53,210,335    $133,099,405    $147,067,377
                                       ===========    ============    ============
Calculation of Net Asset Value Per
  Share -- Class A
  Net Assets.......................    $15,317,186    $ 32,643,067    $ 48,245,058
  Shares Outstanding (unlimited
    shares $0.001 par value
    authorized)....................      1,148,585       2,215,774       1,677,953
  Net asset value per share........    $     13.34    $      14.73    $      28.75
                                       ===========    ============    ============
Public Offering Price Per Share --
  Class A
  ($13.34 divided by .9475, $14.73
    divided by .9475, $28.75
    divided by .9475)..............    $     14.08    $      15.55    $      30.34
                                       ===========    ============    ============
Calculation of Net Asset Value Per
  Share -- Class B
  Net Assets.......................    $   346,175    $ 10,050,726    $  1,597,028
  Shares Outstanding (unlimited
    shares $0.001 par value
    authorized)....................         26,055         689,283          56,503
  Net asset value per share........    $     13.29    $      14.58    $      28.26
                                       ===========    ============    ============
Calculation of Net Asset Value Per
  Share -- Class C
  Net Assets.......................    $ 1,340,541    $  9,288,559    $  5,230,959
  Shares Outstanding (unlimited
    shares $0.001 par value
    authorized)....................        100,812         636,323         184,878
  Net asset value per share........    $     13.30    $      14.60    $      28.29
                                       ===========    ============    ============
Calculation of Net Asset Value Per
  Share -- Class I
  Net Assets.......................    $36,206,433    $ 81,117,053    $ 91,994,332
  Shares Outstanding (unlimited
    shares $0.001 par value
    authorized)....................      2,715,631       5,500,647       3,228,270
  Net asset value per share........    $     13.33    $      14.75    $      28.50
                                       ===========    ============    ============

*Cost of Investments...............    $49,907,788    $139,930,406    $146,112,600
                                       ===========    ============    ============

                     SEE NOTES TO THE FINANCIAL STATEMENTS

Statements of Operations
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                     LARGE CAP VALUE  MID-CAP VALUE  SMALL CAP VALUE
                                          FUND            FUND            FUND

------------------------------------------------------------------------------------
Investment Income:
  Income*
    Dividends......................    $   579,665    $  1,232,923    $    941,230
    Interest.......................          7,177          14,344          32,301
    Other..........................             --              --          54,140
                                       -----------    ------------    ------------
        Total Income...............        586,842       1,247,267       1,027,671
                                       -----------    ------------    ------------
Expenses:
  Advisory fees....................        178,622         414,129         455,661
  Professional fees................         20,545          24,929          26,562
  Custodian fees and expenses......          5,820           6,795           6,732
  Transfer agent fees and
    expenses.......................         45,531          96,944         106,997
  Accounting fees and expenses.....         32,496          28,432          29,520
  Administration fees..............         23,041          53,422          58,778
  Trustees' fees and expenses......          5,202           8,389           9,062
  Reports to shareholders..........         10,352          16,982          18,609
  Registration fees................         23,987          24,708          23,620
  Distribution and service fees --
    Class A........................         13,034          25,959          35,485
  Distribution and service fees --
    Class B........................          1,291          49,622           4,829
  Distribution and service fees --
    Class C........................          5,497          43,232          20,877
  Other expenses...................          5,437          10,529          11,359
                                       -----------    ------------    ------------
      Total expenses...............        370,855         804,072         808,091
  Less, expense waiver.............       (100,962)        (50,263)         (5,018)
                                       -----------    ------------    ------------
      Net expenses.................        269,893         753,809         803,073
                                       -----------    ------------    ------------
  Net investment income............        316,949         493,458         224,598
                                       -----------    ------------    ------------
Realized and Unrealized Gain (Loss)
  on Investments:
    Net realized gains (losses) on
      securities...................        182,904      (1,348,792)       (343,422)
    Net change in unrealized
      appreciation/depreciation of
      securities...................     (4,022,279)    (11,807,886)    (10,886,058)
                                       -----------    ------------    ------------
  Net losses on investments........     (3,839,375)    (13,156,678)    (11,229,480)
                                       -----------    ------------    ------------
Net Decrease in Net Assets
  Resulting from Operation.........    $(3,522,426)   $(12,663,220)   $(11,004,882)
                                       ===========    ============    ============

*Net of Foreign Taxes Withheld.....    $       230    $      5,284    $        858
                                       ===========    ============    ============

                     SEE NOTES TO THE FINANCIAL STATEMENTS

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      LARGE CAP VALUE FUND
                                               ----------------------------------
                                               SIX MONTHS ENDED
                                                 DECEMBER 31,       YEAR ENDED
                                               2002 (UNAUDITED)   JUNE 30, 2002
---------------------------------------------------------------------------------
Operations:
    Net investment income....................    $   316,949       $   544,975
    Net realized gains (losses) on
     securities..............................        182,904         3,911,263
    Net change in unrealized
     appreciation/depreciation of
     securities..............................     (4,022,279)       (6,044,163)
                                                 -----------       -----------
        Net increase (decrease) in net assets
        resulting from operations............     (3,522,426)       (1,587,925)
                                                 -----------       -----------
Dividends and Distributions to Shareholders :
    Investment income -- net:
      Class I................................       (402,376)         (355,687)
      Class A................................       (104,103)               (0)**
      Class B................................         (1,610)               --
      Class C................................         (5,830)               --
    Realized gain on investments -- net:
      Class I................................     (2,763,994)       (1,195,946)
      Class A................................       (593,175)               (1)
      Class B................................        (16,162)               --
      Class C................................        (82,302)               --
                                                 -----------       -----------
        Net decrease in net assets resulting
        from dividends and distributions to
        shareholders.........................     (3,969,552)       (1,551,634)
                                                 -----------       -----------
Capital Share Transactions:
    Net increase in net assets derived from
     capital share transactions..............     13,656,903         2,913,733
                                                 -----------       -----------
Net Assets:
    Total increase (decrease) in net
     assets..................................      6,164,925          (225,826)
    Beginning of period......................     47,045,410        47,271,236
                                                 -----------       -----------
    End of period*...........................    $53,210,335       $47,045,410
                                                 ===========       ===========
* Undistributed investment income -- net.....    $    20,589       $   217,559
                                                 ===========       ===========
** Amount is less than $1.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                                                       MID-CAP VALUE FUND                 SMALL CAP VALUE FUND
                                               ----------------------------------  ----------------------------------
                                               SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                 DECEMBER 31,       YEAR ENDED       DECEMBER 31,       YEAR ENDED
                                               2002 (UNAUDITED)   JUNE 30, 2002    2002 (UNAUDITED)   JUNE 30, 2002
---------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income....................    $    493,458      $    426,143      $    224,598      $    333,848
    Net realized gains (losses) on
     securities..............................      (1,348,792)        2,895,352          (343,422)        7,056,211
    Net change in unrealized
     appreciation/depreciation of
     securities..............................     (11,807,886)       (1,752,215)      (10,886,058)        4,425,758
                                                 ------------      ------------      ------------      ------------
        Net increase (decrease) in net assets
        resulting from operations............     (12,663,220)        1,569,280       (11,004,882)       11,815,817
                                                 ------------      ------------      ------------      ------------
Dividends and Distributions to Shareholders :
    Investment income -- net:
      Class I................................        (282,763)         (319,841)         (166,924)         (443,626)
      Class A................................         (61,148)          (31,783)          (76,381)             (980)
      Class B................................              --           (37,628)           (1,797)               --
      Class C................................              --           (18,096)           (2,813)               --
    Realized gain on investments -- net:
      Class I................................      (1,750,823)       (1,619,277)               --                --
      Class A................................        (595,947)         (188,750)               --                --
      Class B................................        (224,549)         (395,841)               --                --
      Class C................................        (207,278)         (204,821)               --                --
                                                 ------------      ------------      ------------      ------------
        Net decrease in net assets resulting
        from dividends and distributions to
        shareholders.........................      (3,122,508)       (2,816,037)         (247,915)         (444,606)
                                                 ------------      ------------      ------------      ------------
Capital Share Transactions:
    Net increase in net assets derived from
     capital share transactions..............      45,906,870        66,858,053        42,979,926        55,169,956
                                                 ------------      ------------      ------------      ------------
Net Assets:
    Total increase (decrease) in net
     assets..................................      30,121,142        65,611,296        31,727,129        66,541,167
    Beginning of period......................     102,978,263        37,366,967       115,340,248        48,799,081
                                                 ------------      ------------      ------------      ------------
    End of period*...........................    $133,099,405      $102,978,263      $147,067,377      $115,340,248
                                                 ============      ============      ============      ============
* Undistributed investment income -- net.....    $    336,592      $    187,045      $    224,597      $    247,914
                                                 ============      ============      ============      ============
** Amount is less than $1.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

Financial Highlights
--------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                 INCOME FROM INVESTMENT
                                                       OPERATIONS
                                            --------------------------------
                                                       NET GAINS
                                                       (LOSSES)                  DIVIDENDS AND DISTRIBUTIONS
                                   NET                    ON                   --------------------------------     NET
                                  ASSET                SECURITIES              DIVIDENDS                           ASSET
                                 VALUE,                 (BOTH        TOTAL      (FROM     DISTRIBUTIONS           VALUE,
                                 BEGINNING   NET       REALIZED      FROM        NET       (FROM                    END
                                   OF       INVESTMENT   AND        INVESTMENT INVESTMENT CAPITAL      TOTAL        OF
Large Cap Value Fund             PERIOD     INCOME     UNREALIZED)  OPERATIONS INCOME)    GAINS)      DISTRIBUTIONS PERIOD
--------------------------------------------------------------------------------------------------------------------------
Class I
  Six months ended 12/31/2002     $15.99     $0.09       $(1.49)     $(1.40)    $(0.16)    $(1.10)     $(1.26)     $13.33
  Year ended 6/30/2002             16.82      0.22        (0.32)      (0.10)     (0.15)     (0.58)      (0.73)      15.99
  Year ended 6/30/2001             13.02      0.31         3.80        4.11      (0.31)        --        0.31)      16.82
  Year ended 6/30/2000             19.96      0.39        (4.14)      (3.75)     (0.39)     (2.80)      (3.19)      13.02
  Year ended 6/30/1999             22.02      0.41         0.82        1.23      (0.41)     (2.88)      (3.29)      19.96
Class A
  Six months ended 12/31/2002      15.98      0.09        (1.49)      (1.40)     (0.14)     (1.10)      (1.24)      13.34
  Period from 10/26/2001(1) to
    6/30/2002                      15.57      0.13         0.87        1.00      (0.09)     (0.50)      (0.59)      15.98
Class B
  Six months ended 12/31/2002      15.93      0.02        (1.47)      (1.45)     (0.09)     (1.10)      (1.19)      13.29
  Period from 2/4/2002(1) to
    6/30/2002                      15.60      0.02         0.31        0.33         --         --          --       15.93
Class C
  Six months ended 12/31/2002      15.92     (0.09)       (1.36)      (1.45)     (0.07)     (1.10)      (1.17)      13.30
  Period from 2/4/2002(1) to
    6/30/2002                      15.60      0.03         0.29        0.32         --         --          --       15.92

                                              NET       RATIOS TO AVERAGE NET ASSETS:
                                            ASSETS,    --------------------------------
                                             END OF                            INVESTMENT
                                             PERIOD    EXPENSES,                INCOME
                                  TOTAL       (IN      NET OF                     --
Large Cap Value Fund             RETURN(2)  THOUSANDS) REIMBURSEMENT EXPENSES    NET
                                 ------------------------------------------------------
-------------------------------
Class I
  Six months ended 12/31/2002     (8.32)%   $ 36,206      1.05%(3)    1.47%(3)  1.41%(3)
  Year ended 6/30/2002            (0.38)      39,215      1.00        1.50      1.30
  Year ended 6/30/2001            31.90       47,271      0.95        1.20      1.96
  Year ended 6/30/2000           (19.82)      79,313      0.95        1.02      2.37
  Year ended 6/30/1999             7.32      148,734      0.91        0.91      2.09
Class A
  Six months ended 12/31/2002     (8.33)      15,317      1.30(3)     1.72(3)   1.16(3)
  Period from 10/26/2001(1) to
    6/30/2002                      6.51        6,546      1.25(3)     1.75(3)   1.05(3)
Class B
  Six months ended 12/31/2002     (8.66)         346      2.05(3)     2.47(3)   0.41(3)
  Period from 2/4/2002(1) to
    6/30/2002                      2.12          193      2.00(3)     2.50(3)   0.30(3)
Class C
  Six months ended 12/31/2002     (8.66)       1,341      2.05(3)     2.47(3)   0.41(3)
  Period from 2/4/2002(1) to
    6/30/2002                      2.05        1,092      2.00(3)     2.50(3)   0.30(3)

                                                                                               YEAR ENDED JUNE 30,
                                                        SIX MONTHS ENDED                 --------------------------------
                                                        DECEMBER 31, 2002                  2002                    2001
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         21%                        96%                     26%

                                                YEAR ENDED JUNE 30,
                                          --------------------------------
                                            2000                    1999
                                          --------------------------------
----------------------------------------
Portfolio turnover rate                     41%                     18%

(1) COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE. WITHOUT SUCH WAIVER, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3) ANNUALIZED.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

Financial Highlights
--------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                 INCOME FROM INVESTMENT
                                                       OPERATIONS
                                            --------------------------------
                                                       NET GAINS
                                                       (LOSSES)                  DIVIDENDS AND DISTRIBUTIONS
                                   NET                    ON                   --------------------------------     NET
                                  ASSET                SECURITIES              DIVIDENDS                           ASSET
                                 VALUE,                 (BOTH        TOTAL      (FROM     DISTRIBUTIONS           VALUE,
                                 BEGINNING   NET       REALIZED      FROM        NET       (FROM                    END
                                   OF       INVESTMENT   AND        INVESTMENT INVESTMENT CAPITAL      TOTAL        OF
Mid-Cap Value Fund               PERIOD     INCOME     UNREALIZED)  OPERATIONS INCOME)    GAINS)      DISTRIBUTIONS PERIOD
--------------------------------------------------------------------------------------------------------------------------
Class I
  Six months ended 12/31/2002     $17.01     $0.06       $(1.93)     $(1.87)    $(0.05)    $(0.34)     $(0.39)     $14.75
  Year ended 6/30/2002             17.14      0.11         0.68        0.79      (0.15)     (0.77)      (0.92)      17.01
  Year ended 6/30/2001             12.75      0.18         4.84        5.02      (0.27)     (0.36)      (0.63)      17.14
  Year ended 6/30/2000             12.03      0.18         0.97        1.15      (0.14)     (0.29)      (0.43)      12.75
  Year ended 6/30/1999             12.92      0.16         0.46        0.62         --      (1.51)      (1.51)      12.03
Class A
  Six months ended 12/31/2002      16.99      0.03        (1.92)      (1.89)     (0.03)     (0.34)      (0.37)      14.73
  Year ended 6/30/2002             17.12      0.11         0.66        0.77      (0.13)     (0.77)      (0.90)      16.99
  Period from 1/2/2001(1) to
    6/30/2001                      15.02      0.04         2.06        2.10         --         --          --       17.12
Class B
  Six months ended 12/31/2002      16.85      0.01        (1.94)      (1.93)        --      (0.34)      (0.34)      14.58
  Year ended 6/30/2002             17.06        --         0.63        0.63      (0.07)     (0.77)      (0.84)      16.85
  Period from 1/2/2001(1) to
    6/30/2001                      15.02      0.01         2.03        2.04         --         --          --       17.06
Class C
  Six months ended 12/31/2002      16.87      0.01        (1.94)      (1.93)        --      (0.34)      (0.34)      14.60
  Year ended 6/30/2002             17.07      0.02         0.62        0.64      (0.07)     (0.77)      (0.84)      16.87
  Period from 1/2/2001(1) to
    6/30/2001                      15.02        --(4)      2.05        2.05         --         --          --       17.07

                                              NET       RATIOS TO AVERAGE NET ASSETS:
                                            ASSETS,    --------------------------------
                                            END OF                             INVESTMENT
                                            PERIOD     EXPENSES,                INCOME
                                  TOTAL       (IN      NET OF                     --
Mid-Cap Value Fund               RETURN(2)  THOUSANDS) REIMBURSEMENT EXPENSES    NET
                                 ------------------------------------------------------
-------------------------------
Class I
  Six months ended 12/31/2002    (10.98)%   $81,117       1.15%(3)    1.24%(3)  1.11%(3)
  Year ended 6/30/2002             4.77      63,741       1.15        1.40      0.94
  Year ended 6/30/2001            40.36      30,198       1.15        1.57      1.91
  Year ended 6/30/2000            10.41      10,260       1.15        1.92      2.12
  Year ended 6/30/1999             7.66         687       1.05        2.02      1.43
Class A
  Six months ended 12/31/2002    (11.11)     15,317       1.40(3)     1.49(3)   0.86(3)
  Year ended 6/30/2002             4.64      18,790       1.40        1.65      0.69
  Period from 1/2/2001(1) to
    6/30/2001                     13.98         844       1.40(3)     2.22(3)   1.02(3)
Class B
  Six months ended 12/31/2002    (11.47)        346       2.15(3)     2.24(3)   0.11(3)
  Year ended 6/30/2002             3.82      11,363       2.15        2.40     (0.07)
  Period from 1/2/2001(1) to
    6/30/2001                     13.58       3,925       2.15(3)     2.96(3)   0.23(3)
Class C
  Six months ended 12/31/2002    (11.46)      1,341       2.15(3)     2.24(3)   0.11(3)
  Year ended 6/30/2002             3.85       9,084       2.15        2.40     (0.07)
  Period from 1/2/2001(1) to
    6/30/2001                     13.65       2,400       2.14(3)     2.96(3)   0.18(3)

                                                                                            YEAR ENDED JUNE 30,
                                                     SIX MONTHS ENDED                 --------------------------------
                                                     DECEMBER 31, 2002                  2002                    2001
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      40%                        82%                     138%

                                             YEAR ENDED JUNE 30,
                                       --------------------------------
                                         2000                    1999
                                       --------------------------------
-------------------------------------
Portfolio turnover rate                  179%                    113%

(1) COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE. WITHOUT SUCH WAIVER, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3) ANNUALIZED.

(4) AMOUNT IS LESS THAN $0.01 PER SHARE.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

Financial Highlights
--------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                 INCOME FROM INVESTMENT
                                                       OPERATIONS
                                            --------------------------------
                                                       NET GAINS
                                                       (LOSSES)                  DIVIDENDS AND DISTRIBUTIONS
                                   NET                    ON                   --------------------------------     NET
                                  ASSET                SECURITIES              DIVIDENDS                           ASSET
                                 VALUE,                 (BOTH        TOTAL      (FROM     DISTRIBUTIONS           VALUE,
                                 BEGINNING    NET      REALIZED      FROM        NET       (FROM                    END
                                   OF       INVESTMENT   AND        INVESTMENT INVESTMENT CAPITAL      TOTAL        OF
Small Cap Value Fund             PERIOD     INCOME     UNREALIZED)  OPERATIONS INCOME)    GAINS)      DISTRIBUTIONS PERIOD
--------------------------------------------------------------------------------------------------------------------------
Class I
  Six months ended 12/31/2002     $31.83     $ 0.06      $(3.36)     $(3.30)    $(0.05)    $   --      $(0.05)     $28.48
  Year ended 6/30/2002             26.63       0.07        5.33        5.40      (0.20)        --       (0.20)      31.83
  Year ended 6/30/2001             17.11       0.25        9.28        9.53      (0.01)        --       (0.01)      26.63
  Year ended 6/30/2000             21.02       0.02       (3.93)      (3.91)        --         --          --       17.11
  Year ended 6/30/1999             26.48      (0.05)      (3.88)      (3.93)        --      (1.53)      (1.53)      21.02
Class A
  Six months ended 12/31/2002      32.12      (0.11)      (3.23)      (3.34)     (0.05)        --       (0.05)      28.73
  Year ended 6/30/2002             26.86       0.20        5.26        5.46      (0.20)        --       (0.20)      32.12
  Period from 10/6/2000(1) to
    6/30/2001                      19.64       0.16        7.07        7.23      (0.01)        --       (0.01)      26.86
Class B
  Six months ended 12/31/2002      31.71      (0.09)      (3.35)      (3.44)     (0.03)        --       (0.03)      28.24
  Period from 2/4/2002(1) to
    6/30/2002                      28.84      (0.03)       2.90        2.87         --         --          --       31.71
Class C
  Six months ended 12/31/2002      31.71      (0.07)      (3.35)      (3.42)     (0.02)        --       (0.02)      28.27
  Period from 2/4/2002(1) to
    6/30/2002                      28.84      (0.04)       2.91        2.87         --         --          --       31.71

                                              NET       RATIOS TO AVERAGE NET ASSETS:
                                            ASSETS,    --------------------------------
                                            END OF                             INVESTMENT
                                            PERIOD     EXPENSES,                INCOME
                                  TOTAL       (IN      NET OF                     --
Small Cap Value Fund             RETURN(2)  THOUSANDS) REIMBURSEMENT EXPENSES    NET
                                 ------------------------------------------------------
-------------------------------
Class I
  Six months ended 12/31/2002    (10.42)%   $91,994       1.22%(3)    1.23%(3)  0.47%(3)
  Year ended 6/30/2002            20.45      97,458       1.24        1.32      0.49
  Year ended 6/30/2001            55.69      48,773       1.24        1.32      1.16
  Year ended 6/30/2000           (18.60)     32,233       1.32        1.32      0.11
  Year ended 6/30/1999           (14.26)     53,377       1.05        1.19     (0.26)
Class A
  Six months ended 12/31/2002    (10.42)     48,245       1.47(3)     1.48(3)   0.22(3)
  Year ended 6/30/2002            20.47      13,660       1.49        1.57      0.24
  Period from 10/6/2000(1) to
    6/30/2001                     38.28          26       1.50(3)     1.62(3)   1.42(3)
Class B
  Six months ended 12/31/2002    (10.86)      1,597       2.22(3)     2.22(3)  (0.53)(3)
  Period from 2/4/2002(1) to
    6/30/2002                      9.99         738       2.24(3)     2.32(3)  (0.51)(3)
Class C
  Six months ended 12/31/2002    (10.83)      5,231       2.22(3)     2.23(3)  (0.53)(3)
  Period from 2/4/2002(1) to
    6/30/2002                      9.99       3,484       2.24(3)     2.32(3)  (0.51)(3)

                                                                                             YEAR ENDED JUNE 30,
                                                      SIX MONTHS ENDED                 --------------------------------
                                                      DECEMBER 31, 2002                  2002                    2001
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       27%                        75%                     197%

                                              YEAR ENDED JUNE 30,
                                        --------------------------------
                                          2000                    1999
                                        --------------------------------
--------------------------------------
Portfolio turnover rate                   97%                     105%

(1) COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE. WITHOUT SUCH WAIVER, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3) ANNUALIZED.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

Notes to the Financial Statements
--------------------------------------------------------------------------------
DECEMBER 31, 2002

NOTE 1.
Organization and Significant Accounting Policies. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of four series of shares. The Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund and the Hotchkis and Wiley Small Cap Value Fund (collectively, the "Funds") are diversified series and the Hotchkis and Wiley All Cap Value Fund is a non-diversified series of the Trust, the assets of which are invested in separate, independently managed portfolios. The accompanying financial statements exclude financial information for the All Cap Value Fund; financial statements for that Fund are reported on separately. The Funds were organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, Mercury HW Mid-Cap Value Fund and Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. These financial statements include operating results, changes in net assets and financial highlights of the Funds prior to the reorganization.

All of the Funds have four classes of shares: Class A, Class B, Class C and Class I. Class A shares are sold with a front-end sales charge. Classes B and C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C shares bear certain expenses related to the distribution and servicing fees of such shares. Each class has exclusive voting rights with respect to matters relating to its distribution and servicing expenditures (except that Class B shares have certain voting rights with respect to Class A distribution and servicing expenditures).

The Funds' unaudited financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price on that day as of the close of the New York Stock Exchange (which is currently 4:00 p.m. New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from broker/dealers or pricing services. Short-term investments which mature in less than 60 days are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Prior to February 4, 2002, securities were priced at last available bid in the absence of recorded sales or if traded in the over-the-counter market.

Federal Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Income and Expense Allocation: Common expenses incurred by the Trust which are not allocable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

When-Issued Securities: The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Funds record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Funds maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid semi-annually for the Large Cap Value Fund and annually for the Mid-Cap Value Fund and Small Cap Value Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

Security transactions and investment income: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.

NOTE 2.
Investment Advisory Agreements and Transactions with Affiliates. The Trust has entered into an Investment Advisory Agreement for each of the Funds with Hotchkis and Wiley Capital Management, LLC (the "Advisor"), with which certain officers and Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HW'Cap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens Group, Inc. and affiliates, which is a diversified holding company. The Advisor is responsible for the management of the Funds' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through June 30, 2003. For the six-month period ended
December 31, 2002, the Advisor waived the following expenses:

                                     LARGE CAP    MID-CAP    SMALL CAP
                                     VALUE FUND  VALUE FUND  VALUE FUND

-----------------------------------------------------------------------
Annual Advisory Rate...............      0.75%       0.75%       0.75%
Annual limitations on expenses --
  Class I..........................      1.05%       1.15%       1.25%
Annual limitations on expenses --
  Class A..........................      1.30%       1.40%       1.50%
Annual limitations on expenses --
  Class B..........................      2.05%       2.15%       2.25%
Annual limitations on expenses --
  Class C..........................      2.05%       2.15%       2.25%
Investment advisory fees earned for
  the period.......................  $178,622    $414,129    $455,661
Investment advisory fees waived for
  the period.......................  $100,962    $ 50,263    $  5,018

The Trust has also entered into a Distribution Agreement with Stephens Inc. (the "Distributor" or "Stephens"), a wholly-owned subsidiary of Stephens Group, Inc. and an affiliate of the Advisor. Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing distribution and servicing fees. The fees are accrued daily and paid monthly at the annual rates based upon the average daily net assets of the shares as follows:

                                                    DISTRIBUTION AND SERVICE
                                                              FEE

----------------------------------------------------------------------------
Class A...........................................           0.25%
Class B...........................................           1.00%
Class C...........................................           1.00%

Pursuant to separate agreements with the Distributor, selected dealers also provide distribution services to the Funds. The ongoing servicing fee compensates the Distributor and selected dealers for providing shareholder services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing distribution-related services to Class B and Class C shareholders. Under separate agreements with the Trust, Distributor or Advisor, other financial intermediaries may be paid service fees by Class A shareholders.

For the six-month period ended December 31, 2002, Stephens earned underwriting concessions and dealer commissions on sales of the Funds' shares as follows:

                                          UNDERWRITING    DEALER
                                          CONCESSIONS   COMMISSIONS

-------------------------------------------------------------------
Large Cap Value Fund -- Class A.........     $  200       $ 3,113
Large Cap Value Fund -- Class B.........         --           400
Large Cap Value Fund -- Class C.........         --           725
Mid-Cap Value Fund -- Class A...........      3,656        30,470
Mid-Cap Value Fund -- Class B...........         --         5,801
Mid-Cap Value Fund -- Class C...........         --         3,521
Small Cap Value Fund -- Class A.........      1,838         4,149
Small Cap Value Fund -- Class B.........         --         1,078
Small Cap Value Fund -- Class C.........         --           411

Certain authorized agents of the Funds charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within transfer agent fees and expenses in the Statements of Operations.

The Trust entered into an Administration Agreement with Stephens. An officer of Stephens is also an officer of the Trust.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures, which allow the Funds, under certain conditions described in the Rule, to acquire newly issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
Investments: Purchases and sales of investment securities, excluding short-term investments, for the six-month period ended December 31, 2002 were as follows:

                                     LARGE CAP VALUE FUND  MID-CAP VALUE FUND  SMALL CAP VALUE FUND

----------------------------------------------------------------------------------------------------
Purchases..........................      $21,477,673          $89,938,226           $79,158,332
Sales..............................        9,923,363           43,709,184            31,587,246

The following information is presented on an income tax basis as of December 31, 2002:

                                     LARGE CAP VALUE FUND  MID-CAP VALUE FUND  SMALL CAP VALUE FUND

---------------------------------------------------------------------------------------------------
Cost of investment.................      $50,401,286          $139,999,802         $146,123,906
---------------------------------------------------------------------------------------------------
Gross unrealized appreciation......        5,513,736             7,030,347           10,860,461
Gross unrealized depreciation......       (3,832,121)          (16,786,595)         (15,176,263)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) on investments....        1,681,615            (9,756,248)          (4,315,802)
---------------------------------------------------------------------------------------------------
Distributable ordinary income (as
  of 6/30/02)......................          217,559             1,616,574              247,914
Distributable long-term gains (as
  of 6/30/02)......................        2,993,820             1,306,988                   --

Any differences between book and tax are due primarily to wash sale losses and REIT tax adjustments.

At June 30, 2002, the Small Cap Value Fund had a net capital loss carryforward of approximately $4,571,000, of which $3,650,000 expires in 2008 and $921,000 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

The tax components of dividends paid during the year ended June 30, 2002 were as follows:

                                     LARGE CAP    MID-CAP    SMALL CAP
                                     VALUE FUND  VALUE FUND  VALUE FUND

-----------------------------------------------------------------------
Ordinary income dividends..........  $  355,687  $2,292,135   $444,606
Long-term capital gain
  distributions....................   1,195,947     523,902         --

NOTE 4.
Capital Share Transactions: Transactions in capital shares for each class were as follows:

                                  FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                      DECEMBER 31, 2002           JUNE 30, 2002
                                  -------------------------  ------------------------
                                                 DOLLAR                     DOLLAR
LARGE CAP VALUE FUND -- CLASS I     SHARES       AMOUNT        SHARES       AMOUNT

-------------------------------------------------------------------------------------
Shares sold....................     449,602    $ 6,026,143    1,137,148  $ 18,589,523
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................     180,419      2,311,235      100,673     1,542,061
                                   --------    -----------   ----------  ------------
Total issued...................     630,021      8,337,378    1,237,821    20,131,584
Shares redeemed................    (367,726)    (4,841,910)  (1,594,752)  (25,217,871)
                                   --------    -----------   ----------  ------------
Net increase...................     262,295    $ 3,495,468     (356,931) $ (5,086,287)
                                   ========    ===========   ==========  ============

                                                               FOR THE PERIOD
                                  FOR THE SIX MONTHS ENDED  OCTOBER 26, 2001* TO
                                     DECEMBER 31, 2002          JUNE 30, 2002
                                  ------------------------  ---------------------
                                                DOLLAR                  DOLLAR
LARGE CAP VALUE FUND -- CLASS A    SHARES       AMOUNT       SHARES     AMOUNT

---------------------------------------------------------------------------------
Shares sold....................    790,889    $10,263,635   435,985   $7,115,744
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................     46,565        602,582        --           --
                                   -------    -----------   -------   ----------
Total issued...................    837,454     10,866,217   435,985    7,115,744
Shares redeemed................    (98,564)    (1,312,821)  (26,290)    (429,705)
                                   -------    -----------   -------   ----------
Net increase...................    738,890    $ 9,553,396   409,695   $6,686,039
                                   =======    ===========   =======   ==========

                                                               FOR THE PERIOD
                                  FOR THE SIX MONTHS ENDED  FEBRUARY 4, 2002* TO
                                     DECEMBER 31, 2002         JUNE 30, 2002
                                  ------------------------  --------------------
                                                 DOLLAR                 DOLLAR
LARGE CAP VALUE FUND -- CLASS B     SHARES       AMOUNT      SHARES     AMOUNT

--------------------------------------------------------------------------------
Shares sold....................     13,749      $180,628     12,106    $203,377
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................        200         2,555         --          --
                                    ------      --------     ------    --------
Total issued...................     13,949       183,183     12,106     203,377
Shares redeemed................         --            --         --          --
                                    ------      --------     ------    --------
Net increase...................     13,949      $183,183     12,106    $203,377
                                    ======      ========     ======    ========

                                                                FOR THE PERIOD
                                  FOR THE SIX MONTHS ENDED   FEBRUARY 4, 2002* TO
                                      DECEMBER 31, 2002         JUNE 30, 2002
                                  -------------------------  --------------------
                                                 DOLLAR                 DOLLAR
LARGE CAP VALUE FUND -- CLASS C     SHARES       AMOUNT      SHARES     AMOUNT

---------------------------------------------------------------------------------
Shares sold....................     39,503      $ 519,080    68,581   $1,111,117
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................        625          8,043        --           --
                                    ------      ---------    ------   ----------
Total issued...................     40,128        527,123    68,581    1,111,117
Shares redeemed................     (7,866)      (102,267)      (31)        (513)
                                    ------      ---------    ------   ----------
Net increase...................     32,262      $ 424,856    68,550   $1,110,604
                                    ======      =========    ======   ==========

                                FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                   DECEMBER 31, 2002          JUNE 30, 2002
                                ------------------------  ----------------------
                                               DOLLAR                  DOLLAR
MID-CAP VALUE FUND -- CLASS I     SHARES       AMOUNT      SHARES      AMOUNT

--------------------------------------------------------------------------------
Shares sold...................   2,756,354  $ 42,066,950  2,295,394  $39,741,136
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........      83,275     1,222,479    109,237    1,802,408
                                ----------  ------------  ---------  -----------
Total issued..................   2,839,629    43,289,429  2,404,631   41,543,544
Shares redeemed...............  (1,086,552)  (15,473,760)  (419,366)  (7,289,638)
                                ----------  ------------  ---------  -----------
Net increase..................   1,753,077  $ 27,815,669  1,985,265  $34,253,906
                                ==========  ============  =========  ===========

                                FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                   DECEMBER 31, 2002          JUNE 30, 2002
                                ------------------------  ----------------------
                                               DOLLAR                  DOLLAR
MID-CAP VALUE FUND -- CLASS A     SHARES       AMOUNT      SHARES      AMOUNT

--------------------------------------------------------------------------------
Shares sold...................  1,523,809   $22,192,718   1,077,323  $18,806,147
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........     23,292       341,695      12,875      212,310
                                ---------   -----------   ---------  -----------
Total issued..................  1,547,101    22,534,413   1,090,198   19,018,457
Shares redeemed...............   (437,397)   (6,253,034)    (33,432)    (571,921)
                                ---------   -----------   ---------  -----------
Net increase..................  1,109,704   $16,281,379   1,056,766  $18,446,536
                                =========   ===========   =========  ===========

                                FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                    DECEMBER 31, 2002         JUNE 30, 2002
                                -------------------------  --------------------
                                               DOLLAR                  DOLLAR
MID-CAP VALUE FUND -- CLASS B     SHARES       AMOUNT       SHARES     AMOUNT

-------------------------------------------------------------------------------
Shares sold...................    120,865    $ 1,788,986    469,406  $7,885,081
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........      1,258         18,263     21,275     349,545
                                 --------    -----------   --------  ----------
Total issued..................    122,123      1,807,249    490,681   8,234,626
Shares redeemed...............   (107,332)    (1,565,631)   (46,299)   (794,250)
                                 --------    -----------   --------  ----------
Net increase..................     14,791    $   241,618    444,382  $7,440,376
                                 ========    ===========   ========  ==========

                                FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED
                                    DECEMBER 31, 2002         JUNE 30, 2002
                                -------------------------  -------------------
                                               DOLLAR                 DOLLAR
MID-CAP VALUE FUND -- CLASS C     SHARES       AMOUNT      SHARES     AMOUNT

------------------------------------------------------------------------------
Shares sold...................    200,346    $ 2,965,826   409,404  $6,928,242
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........      2,915         42,397    12,365     203,285
                                 --------    -----------   -------  ----------
Total issued..................    203,261      3,008,223   421,769   7,131,527
Shares redeemed...............   (105,574)    (1,440,024)  (23,757)   (414,291)
                                 --------    -----------   -------  ----------
Net increase..................     97,687    $ 1,568,199   398,012  $6,717,236
                                 ========    ===========   =======  ==========

                                  FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                     DECEMBER 31, 2002           JUNE 30, 2002
                                  ------------------------  -----------------------
                                                DOLLAR                    DOLLAR
SMALL CAP VALUE FUND -- CLASS I    SHARES       AMOUNT       SHARES       AMOUNT

-----------------------------------------------------------------------------------
Shares sold....................    874,951   $ 24,369,628   1,695,871  $ 52,016,013
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................      1,898         52,963      15,644       434,890
                                  --------   ------------   ---------  ------------
Total issued...................    876,849     24,422,591   1,711,515    52,450,903
Shares redeemed................   (710,111)   (19,194,302)   (481,625)  (14,992,368)
                                  --------   ------------   ---------  ------------
Net increase...................    166,738   $  5,228,289   1,229,890  $ 37,458,535
                                  ========   ============   =========  ============

                                  FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED
                                     DECEMBER 31, 2002         JUNE 30, 2002
                                  ------------------------  --------------------
                                                 DOLLAR                DOLLAR
SMALL CAP VALUE FUND -- CLASS A     SHARES       AMOUNT     SHARES     AMOUNT

--------------------------------------------------------------------------------
Shares sold....................   1,469,226   $40,732,118   453,076  $14,432,130
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................       2,103        59,196        34          980
                                  ---------   -----------   -------  -----------
Total issued...................   1,471,329    40,791,314   453,110   14,433,110
Shares redeemed................    (218,646)   (6,049,248)  (28,805)    (923,797)
                                  ---------   -----------   -------  -----------
Net increase...................   1,252,683   $34,742,066   424,305  $13,509,313
                                  =========   ===========   =======  ===========

                                                               FOR THE PERIOD
                                  FOR THE SIX MONTHS ENDED  FEBRUARY 4, 2002* TO
                                     DECEMBER 31, 2002         JUNE 30, 2002
                                  ------------------------  --------------------
                                                 DOLLAR                 DOLLAR
SMALL CAP VALUE FUND -- CLASS B     SHARES       AMOUNT      SHARES     AMOUNT

--------------------------------------------------------------------------------
Shares sold....................     34,484      $950,349     24,325    $781,126
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................          8           208         --          --
                                    ------      --------     ------    --------
Total issued...................     34,492       950,557     24,325     781,126
Shares redeemed................     (1,266)      (34,341)    (1,048)    (34,222)
                                    ------      --------     ------    --------
Net increase...................     33,226      $916,216     23,277    $746,904
                                    ======      ========     ======    ========

                                                               FOR THE PERIOD
                                  FOR THE SIX MONTHS ENDED  FEBRUARY 4, 2002* TO
                                     DECEMBER 31, 2002          JUNE 30, 2002
                                  ------------------------  ---------------------
                                                DOLLAR                  DOLLAR
SMALL CAP VALUE FUND -- CLASS C    SHARES       AMOUNT       SHARES     AMOUNT

---------------------------------------------------------------------------------
Shares sold....................    84,716     $2,344,606    111,345   $3,502,804
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................        21            572         --           --
                                   ------     ----------    -------   ----------
Total issued...................    84,737      2,345,178    111,345    3,502,804
Shares redeemed................    (9,719)      (251,823)    (1,485)     (47,600)
                                   ------     ----------    -------   ----------
Net increase...................    75,018     $2,093,355    109,860   $3,455,204
                                   ======     ==========    =======   ==========

* COMMENCEMENT OF OPERATIONS.

ADVISOR
Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017


LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, Illinois 60601


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071


DISTRIBUTOR AND ADMINISTRATOR
Stephens Inc.
111 Center Street, Suite 300
Little Rock, Arkansas 72201


TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202


CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

                                                          CODE #HWF-SAR-1202

This report is for the information of shareholders of the Hotchkis and Wiley Funds, but may also be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds.


[HOTCHKIS AND WILEY FUNDS LOGO]


725 SOUTH FIGUEROA STREET, 39th Floor
LOS ANGELES, CALIFORNIA 90017-5439
www.hwcm.com
1.866.HW.FUNDS (1.866.493.8637)

DECEMBER 31, 2002

SEMI-ANNUAL REPORT